Subscribed Shares Deposit Liabilities	12 Months Ended
Mar. 31, 2024
Subscribed Shares Deposit Liabilities [Abstract]
Subscribed Shares Deposit Liabilities

9. Subscribed Shares Deposit Liabilities

As of March 31, 2023, the Group received interest-free deposits of HK$6,240,000 ($794,903) from a group of investors (“Pre-IPO Investors”) who, subject to regulatory approval on the reorganization being obtained, were to subscribe for 10% of the Company’s ordinary shares. Before the Company’s ordinary shares were formally allotted to the investors, the Pre-IPO Investors had the rights to cancel the transaction and demand the return of deposits if they concluded the due diligence on the Company was not satisfactory or if the Reorganization could not be completed by December 31, 2023. Prior to the completion of allotment of shares by the Company, the deposits received were recognized as liabilities on the consolidated balance sheets as of March 31, 2023.

On April 3, 2023, 10% of the Company’s ordinary shares were allotted to the Pre-IPO Investors at the consideration of the full amount of deposits received of HK$6,240,000 ($794,903) (further details are set out in note 10 to theses consolidated financial statements).